Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 13,526	$ 2,267
Deposits	206	77
Inventories (note 5)	796	250
Trade receivables, net (note 6)	2,024	1,477
Other accounts receivable (note 8)	581	660
Total current assets	17,133	4,731
Non-current assets
Intangible asset - patent, net (note 9)		1,850
Long term financial asset at fair value (note 10)	200	77
Property, equipment and right of use assets, net (note 11)	1,545	1,861
Total non-current assets	1,745	3,788
Total Assets	18,878	8,519
Current liabilities
Short term loan and current portion of long-term loans (note 12)	826	1,166
Lease liability (note 13)	217	190
Trade payables	1,834	1,742
Other accounts payable (note 14)	918	2,534
Warrant Liability (note 17)	7,743
Total current liabilities	11,538	5,632
Non-current liabilities
Lease liability (note 13)	241	410
Long term loans (note 15)	108	228
Provision (note 7)		1,362
Warrant Liability (note 17)		3,075
Severance payment, net (note 16)	147	121
Total non-current liabilities	496	5,196
Total liabilities	12,034	10,828
Equity (deficit) (note 19)
Share capital and additional paid in capital	83,120	55,485
Warrant Reserve	30,863	30,863
Accumulated other comprehensive loss	(549)	(1,330)
Reserve with respect to transactions with non-controlling interests	927	927
Accumulated losses	(100,452)	(83,456)
Total equity attributable to Company shareholders	13,909	2,489
Non-controlling interests (note 21)	(7,065)	(4,798)
Total equity (deficit)	6,844	(2,309)
Total liabilities and equity (deficit)	$ 18,878	$ 8,519